Statements of Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Nov. 30, 2015	$ 39,105	$ 95,145	$ (341,296)	$ (207,046)
Balance, shares at Nov. 30, 2015	207,837,336
Net Loss			98,025	98,025
Balance at Nov. 30, 2016	$ 39,105	95,145	(243,271)	(109,021)
Balance, shares at Nov. 30, 2016	207,837,336
Net Loss			(4,975)	(4,975)
Balance at Nov. 30, 2017	$ 39,105	$ 95,145	$ (248,246)	(113,996)
Balance, shares at Nov. 30, 2017	207,837,336
Net Loss				52,028
Balance at May. 31, 2018				$ (40,968)